STATEMENT OF INVESTMENTS
BNY Mellon International Fund

May 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.0%
Australia - 3.2%
AGL Energy Ltd.	102,960	[a]	628,175
Aristocrat Leisure Ltd.	29,888		720,718
ASX Ltd.	124,138		5,438,227
Brambles Ltd.	147,379		1,315,296
Macquarie Group Ltd.	12,748		1,411,136
			9,513,552
Austria - 1.3%
OMV AG	88,206		3,937,882
Bermuda - 1.9%
Hiscox Ltd.	393,029		5,753,133
Denmark - .3%
AP Moller - Maersk A/S, Cl. B	559		945,227
France - 17.0%
AXA SA	68,865		1,961,267
BNP Paribas SA	166,742		9,739,657
Cie Generale des Etablissements Michelin SCA	154,361		4,395,892
Euroapi SA	3,497	[a,b]	36,715
Klepierre SA	106,889		2,424,459
LVMH Moet Hennessy Louis Vuitton SE	3,901		3,404,789
Orange SA	526,194		6,280,328
Publicis Groupe SA	106,028		7,880,440
Sanofi	101,000		10,259,130
Teleperformance	6,284		943,095
Vinci SA	33,457		3,815,190
			51,140,962
Germany - 12.0%
Allianz SE	12,254		2,619,909
Bayer AG	125,635		7,003,276
Daimler Truck Holding AG	45,496		1,377,883
Deutsche Post AG	189,373		8,511,267
Evonik Industries AG	161,070		3,227,384
Heidelberg Materials AG	16,586		1,186,178
Mercedes-Benz Group AG	112,859		8,424,429
Muenchener Rueckversicherungs-Gesellschaft AG	10,366		3,701,884
			36,052,210
Hong Kong - .9%
Sun Hung Kai Properties Ltd.	219,500		2,792,145

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Italy - 4.8%
Enel SPA	1,696,686		10,640,836
Eni SPA	294,091		3,928,813
			14,569,649
Japan - 18.3%
Advantest Corp.	17,200		2,160,963
Casio Computer Co. Ltd.	369,200		3,011,727
FUJIFILM Holdings Corp.	27,700		1,690,832
Fujitsu Ltd.	29,800		3,775,927
ITOCHU Corp.	154,900		5,228,223
Mitsubishi Electric Corp.	194,100		2,522,650
Mizuho Financial Group, Inc.	90,800		1,336,912
Nintendo Co. Ltd.	66,400		2,815,967
Nippon Telegraph & Telephone Corp.	212,200		6,016,175
Recruit Holdings Co. Ltd.	87,800		2,692,945
Renesas Electronics Corp.	159,500	[b]	2,598,107
Shionogi & Co. Ltd.	84,500		3,797,779
Sony Group Corp.	54,500		5,095,909
Sumitomo Mitsui Financial Group, Inc.	171,300		6,889,212
Tokyo Electron Ltd.	28,800		3,932,030
Trend Micro, Inc.	32,900		1,562,902
			55,128,260
Netherlands - 5.4%
ASML Holding NV	7,336		5,257,752
ING Groep NV	403,612		4,960,174
Koninklijke Ahold Delhaize NV	189,928		6,034,794
			16,252,720
Norway - .4%
Yara International ASA	36,373		1,357,574
Singapore - 1.4%
Singapore Exchange Ltd.	420,000		2,878,880
United Overseas Bank Ltd.	61,600		1,273,674
			4,152,554
Spain - .9%
ACS Actividades de Construccion y Servicios SA	79,956	[b]	2,673,737
Switzerland - 7.3%
Kuehne + Nagel International AG	11,317		3,225,667
Novartis AG	41,335		3,975,673
Roche Holding AG	37,114		11,760,043
Sonova Holding AG	7,217		1,853,455
STMicroelectronics NV	26,637		1,154,131
			21,968,969
United Kingdom - 20.9%
Ashtead Group PLC	101,034		6,205,850

Description		Shares		Value ($)
Common Stocks - 96.0% (continued)
United Kingdom - 20.9% (continued)
BAE Systems PLC		310,594		3,598,529
BP PLC		469,835		2,644,848
BT Group PLC		2,565,769	[a]	4,686,094
Bunzl PLC		34,083		1,334,792
Burberry Group PLC		141,538		3,799,304
Diageo PLC		191,715		7,971,016
Ferguson PLC		21,852		3,183,150
GSK PLC		251,568		4,222,793
Haleon PLC		311,107		1,232,262
Imperial Brands PLC		57,490		1,214,728
Legal & General Group PLC		636,472		1,811,623
Melrose Industries PLC		232,359		1,370,973
Rio Tinto PLC		57,364		3,418,939
Shell PLC		231,946		6,431,483
SSE PLC		221,694		5,199,149
Tate & Lyle PLC		372,038		3,645,715
Unilever PLC		23,614		1,185,512
				63,156,760
Total Common Stocks (cost $278,081,262)				289,395,334

Exchange-Traded Funds - .1%
United States - .1%
iShares MSCI EAFE ETF (cost $441,593)		6,061	[a]	428,331
	Preferred Dividend Yield (%)
Preferred Stocks - 1.8%
Germany - 1.8%
Volkswagen AG (cost $9,848,401)	22.67	42,187		5,262,242
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $863,618)	5.19	863,618	[c]	863,618

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $422,999)	5.19	422,999	[c]	422,999
Total Investments (cost $289,657,873)		98.3%		296,372,524
Cash and Receivables (Net)		1.7%		5,014,876
Net Assets		100.0%		301,387,400

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At May 31, 2023, the value of the fund’s securities on loan was $850,379 and the value of the collateral was $890,028, consisting of cash collateral of $422,999 and U.S. Government & Agency securities valued at $467,029. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund

May 31, 2023 (Unaudited)

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	-	289,395,334	††	-	289,395,334
Equity Securities - Preferred Stocks	-	5,262,242	††	-	5,262,242
Exchange-Traded Funds	428,331	-		-	428,331
Investment Companies	1,286,617	-		-	1,286,617

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2023, accumulated net unrealized appreciation on investments was $6,714,651, consisting of $30,461,064 gross unrealized appreciation and $23,746,413 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.